COMMITMENT AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Royalty Payment Rate [Table Text Block]
According to the license agreement, future royalties would be paid to the licensors based on the following royalty rates:

On net sales of:	%
⋅ leukemia related products	3.0
⋅ other products	2.5
⋅ in certain limited circumstances, rates may be reduced to	2.0

On fixed sublicense income (with no sublicense income on sales by sub licensee):	%
⋅ leukemia related products	20.0
⋅ other products	15.0

On fixed sublicense income (with sublicense income on sales by sub licensee):	%
⋅ leukemia related products	10.0
⋅ other products	7.5

Other Commitments [Table Text Block]
Without any connection to the Company’s income, the Company is required to pay minimum royalties to the Licensors according to the following schedule (subject to the termination clause described below):

1.  Year 2015 - $10,000
2.  Year 2016 - $25,000
3.  Year 2017 and on - $50,000 per year.